Revenues	3 Months Ended
Mar. 31, 2022
Revenues
Revenues

10. Revenues

	Three months ended March 31,
	SYSTEMS		SERVICES
	2022	2021	2022	2021

	(€ in thousands)
Primary geographical markets
EMEA	900	1,424	2,193	1,382
Asia Pacific	144	394	220	141
Americas	374	269	809	450
	1,418	2,087	3,222	1,973

Timing of revenue recognition
Products transferred at a point in time	1,278	1,816	3,222	1,973
Products and services transferred over time	140	271	--	--
Revenue from contracts with customers	1,418	2,087	3,222	1,973

	Three months ended March 31,
	2022	2021

	(€ in thousands)
EMEA	3,093	2,806
Germany	1,553	846
Finland	8	657
Great Britain	429	375
Switzerland	143	247
France	264	138
Others	696	543
Asia Pacific	364	535
South Korea	70	256
China	200	232
India	33	9
Others	61	38
Americas	1,183	719
United States	1,176	711
Others	7	8
Total	4,640	4,060